Average Annual Total Returns - SA Templeton Foreign Value Portfolio	Jan. 25, 2021
Class 2
Average Annual Return:
1 Year	(3.30%)
5 Years	2.22%
10 Years	2.54%
Since Inception
Inception Date	Jan. 23, 2012
Class 3
Average Annual Return:
1 Year	(3.40%)
5 Years	2.13%
10 Years	2.44%
Since Inception
Inception Date	Jan. 23, 2012
Class 1
Average Annual Return:
1 Year	(3.20%)
5 Years	2.39%
10 Years
Since Inception	3.96%
Inception Date	Jan. 23, 2012